Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 66,897,085	$ 9,164,863	¥ 53,411,829	¥ 108,805,302	$ 14,972,108	¥ 69,039,405	¥ 35,370,208
Cost of revenues	(62,144,246)	(8,513,727)	(41,537,824)	(91,812,080)	(12,633,763)	(49,526,432)	(26,436,102)
Gross profit	4,752,839	651,136	11,874,005	16,993,222	2,338,345	19,512,973	8,934,106
Operating expenses
Selling and marketing expenses	(4,819,971)	(660,333)	(819,292)	(1,597,633)	(219,842)	(1,687,227)	(1,537,381)
General and administrative expenses	(2,942,026)	(403,056)	(566,515)	(1,338,931)	(184,243)	(7,170,716)	(4,595,996)
Total operating expenses	(7,761,997)	(1,063,389)	(1,385,807)	(2,936,564)	(404,085)	(8,857,943)	(6,133,377)
Income from operations	(3,009,158)	(412,253)	10,488,198	14,056,658	1,934,260	10,655,030	2,800,729
Other (expenses)/income, net
Financial expenses, net	301,335	41,283	(109,873)	(225,227)	(30,992)	(450,342)	(437,995)
Government subsidies				1,000,065	137,614	340
Other income, net	513	70	114,932	114,891	15,810	235,423	230,792
Total other (expenses) income, net	301,848	41,353	5,059	889,729	122,432	(214,579)	(207,203)
Income before income tax expenses	(2,707,310)	(370,900)	10,493,257	14,946,387	2,056,692	10,440,451	2,593,526
Income tax expenses			(2,629,094)	(3,736,864)	(514,210)	(2,622,691)	(107,112)
Net income	(2,707,310)	(370,900)	7,864,163	11,209,523	1,542,482	7,817,760	2,486,414
Total comprehensive income	¥ (2,707,310)	$ (370,900)	¥ 7,864,163	¥ 11,209,523	$ 1,542,482	¥ 7,817,760	¥ 2,486,414
Net profit per share - Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.27)	$ (0.04)	¥ 0.79	¥ 1.12	$ 0.15	¥ 0.78	¥ 0.25
Weighted average shares outstanding used in calculating basic and diluted loss per share (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000